Changes in Nonvested Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share
Nonvested stock options outstanding, at beginning of the year	4,966,030
Granted	446,868
Vested	(2,038,108)
Forfeited or Cancelled	(70,964)
Nonvested stock options outstanding, at end of the year	3,303,826	4,966,030
Weighted-average grant-date fair value per share
Nonvested stock options weighted average grant date fair value at beginning of the year	$ 14.00
Granted	$ 12.80	$ 11.54	$ 15.26
Vested	$ 14.74
Forfeited or Cancelled	$ 13.43
Nonvested stock options weighted average grant date fair value at end of the year	$ 13.40	$ 14.00